Combined and Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue
Transaction and service fee	$ 234,972,184	$ 208,166,308	$ 99,056,931
Transaction and service fee - related parties	6,273,413	87,660	1,176,104
Commission fee	8,751,657	4,334,526	10,080,180
Commission fee - related parties	1,626,942	3,628,848	1,197,575
Other revenue	13,787,535	5,541,601	2,755,364
Other revenue - related parties	7,039	149,701	33,935
Total net revenue	265,418,770	221,908,644	114,300,089
Operating cost and expenses
Sales and marketing expenses	156,329,090	150,411,453	103,619,248
Product development expenses	17,198,056	15,323,516	13,656,817
Loan facilitation and servicing expenses	3,919,555	3,334,719	2,973,370
General and administrative expenses	15,433,707	11,981,156	9,274,374
Total operating cost and expenses	192,880,408	181,050,844	129,523,809
Operating income (loss)	72,538,362	40,857,800	(15,223,720)
Other income (expenses)
Interest income - related parties	7,176,876	4,773,013	1,802,979
Interest expense - related parties			(282,276)
Interest (expense) income	(36,829)	(157,640)	126,616
Foreign currency transaction (loss) gain	(1,171,933)	2,246,572	(2,324,618)
Loss in equity method investment	(199,908)	(22,777)	(110,494)
Gain on sale of equity method investment			110,494
Gain on sale of equity interest in a subsidiary	94,104
Income from short-term investment	506,590	494,252
Other miscellaneous income (expense)	361,743	1,473	(159,090)
Total other income (expenses)	6,730,643	7,334,893	(836,389)
Income (loss) before income tax	79,269,005	48,192,693	(16,060,109)
Income tax (expense) benefit	(19,260,548)	(12,348,395)	2,806,686
Net income (loss)	60,008,457	35,844,298	(13,253,423)
Net loss attributable to non-controlling interest	(276,514)	(143,333)	(96,262)
Net income (loss) attributable to NCF Wealth Holdings Limited	60,284,971	35,987,631	(13,157,161)
Less: Net income allocated to participating securities	2,848,612	1,700,503
Net income (loss) attributable to ordinary shareholders of NCF Wealth Holdings Limited	$ 57,436,359	$ 34,287,128	$ (13,157,161)
Earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share attributable to NCF Wealth Holdings	$ 0.05	$ 0.03	$ (0.01)
Weighted-average number of ordinary shares used in computing basic net income (loss) per share	1,091,569,209	1,091,569,209	1,088,230,612
Diluted earnings (loss) per ordinary share attributable to NCF Wealth Holdings	$ 0.05	$ 0.03	$ (0.01)
Weighted-average number of ordinary shares used in computing diluted net income (loss) per share	1,145,706,634	1,145,706,634	1,088,230,612